Stock-based compensation - Range of exercise prices (Details) (Long-term incentive and director compensation plans, USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Minimum	$ 9.56
Range of Exercise Price, Maximum	$ 42.66
Number Outstanding (Shares)	64,930,540
Weighted Average Remaining Contractual Life (Years)	5 years 10 months 20 days
Options Outstanding Weighted Average Exercise Price per Share	$ 28.98
Number Exercisable (Shares)	35,509,013
Options Exercisable Weighted Average Exercise Price per Share	$ 26.65
Range Of Exercise Prices $9.56 to 10.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Minimum	$ 9.56
Range of Exercise Price, Maximum	$ 10.00
Number Outstanding (Shares)	1,177
Weighted Average Remaining Contractual Life (Years)	20 days
Options Outstanding Weighted Average Exercise Price per Share	$ 9.56
Number Exercisable (Shares)	1,177
Options Exercisable Weighted Average Exercise Price per Share	$ 9.56
Range Of Exercise Prices $10.01 to $20.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Minimum	$ 10.01
Range of Exercise Price, Maximum	$ 20.00
Number Outstanding (Shares)	5,270,450
Weighted Average Remaining Contractual Life (Years)	5 years 0 months 7 days
Options Outstanding Weighted Average Exercise Price per Share	$ 14.97
Number Exercisable (Shares)	5,253,929
Options Exercisable Weighted Average Exercise Price per Share	$ 14.97
Range Of Exercise Prices $20.01 to 30.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Minimum	$ 20.01
Range of Exercise Price, Maximum	$ 30.00
Number Outstanding (Shares)	20,356,470
Weighted Average Remaining Contractual Life (Years)	4 years 2 months 11 days
Options Outstanding Weighted Average Exercise Price per Share	$ 24.89
Number Exercisable (Shares)	16,834,288
Options Exercisable Weighted Average Exercise Price per Share	$ 25.25
Range Of Exercise Prices $30.01 to 40.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Minimum	$ 30.01
Range of Exercise Price, Maximum	$ 40.00
Number Outstanding (Shares)	39,294,693
Weighted Average Remaining Contractual Life (Years)	6 years 10 months 17 days
Options Outstanding Weighted Average Exercise Price per Share	$ 32.97
Number Exercisable (Shares)	13,419,619
Options Exercisable Weighted Average Exercise Price per Share	$ 32.97
Range Of Exercise Prices $40.01 to 42.66
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Minimum	$ 40.01
Range of Exercise Price, Maximum	$ 42.66
Number Outstanding (Shares)	7,750
Weighted Average Remaining Contractual Life (Years)	9 years 11 months 4 days
Options Outstanding Weighted Average Exercise Price per Share	$ 42.66
Number Exercisable (Shares)	0